Financial Instruments - Disclosure Details Of Real Estate Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Current assets		R$ 2,119,446	R$ 2,061,457
Financial assets		2,243,701	2,183,356
Non-current assets		1,913,539	1,523,594
BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Current assets		0	2,923
Financial assets		100,773	102,264
Non-current assets		100,773	99,341
Compass Desarrollo Inmobiliario (ROU) | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		0	2,923
Vinci US RE Corporation | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets	[1]	64,482	67,313
CCLA Capital | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		18,106	14,471
Compass Desarrollo Inmobiliario | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		9,002	8,237
CCLA Desarrollo y Renta IMU | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		4,622	4,434
Compass Desarrollo y Rentas | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		3,114	3,319
Other Real Estate investments | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		R$ 1,447	R$ 1,567

[1]	During the year of 2024, Vinci Compass invested in several properties through its subsidiary Vinci US RE Corporation. The long-term investments are intended to develop real estate properties for capital appreciation through income or sale of the respective properties